LAND USE RIGHTS (Schedule of Future Amortization Expense) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
LAND USE RIGHTS [Abstract]
2015	$ 100,276
2016	100,276
2017	100,276
2018	100,276
2019	100,276
Thereafter	3,729,968
Land use rights, net	$ 4,231,348	$ 4,297,849
Short-term bank loans
LAND USE RIGHTS
Land use rights pledged as collateral		$ 2,735,916
Notes payable
LAND USE RIGHTS
Land use rights pledged as collateral	$ 2,694,754
Short-term bank loans related party
LAND USE RIGHTS
Land use rights pledged as collateral	$ 1,536,594